--------------------------------------------------------------------------------
 MONARCH FUNDS

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                    --------------------------------------------
                                     ANNUAL REPORT
                                     August 31, 2000

Dear Shareholders:

We have very positive news to report about the growth of Monarch Funds. We are delighted to report that during our fiscal year ended August 31, 2000, the Fund's assets hit the $3 billion mark. To appreciate how big a leap this is, recall that one year ago, the Funds assets stood at just $1.9 billion.

We are just as pleased to report that Government Cash Fund, our oldest Fund [and performance leader], continued to exhibit very strong performance. For the five years ended September 30, 2000, Universal Shares of the Fund were ranked #2 for total return out of 58 funds in the Government and Agencies Institutional category (as tracked by iMoneyNet, Inc.'s MONEY FUND REPORT AVERAGES(TM) for that period).(1)

This last year was also a successful one for Treasury Cash Fund and Cash Fund. Investor Shares' assets in these Funds more than doubled during the year, increasing from $500 million to over $1.3 billion. Offered since late 1995, this share class has lower investment minimums as well as check writing privileges, features designed to appeal to a broader range of investors. Institutional Shares, which are designed and customized to meet the needs of the business community, also continue to attract new investors.

During last year's strong economic growth our portfolio management team kept a close watch on any action by the Federal Reserve Bank that might affect the Funds' performance. When the Fed responded to both economic growth and rapidly increasing oil prices by engineering a series of rate increases, our portfolio management team took advantage of the increases by keeping the Funds' average lives relatively short. Just recently we extended the Funds' average maturities, a move based on the likelihood that the Fed has no further rate increases planned for the remainder of 2000.

As we approach the beginning of our ninth year we take this opportunity to thank you for your continued confidence and support. Maintenance of your $1.00 per share price through skilled portfolio management is, as always, our primary goal. Please feel free to call us with your questions or comments at (800) 754-8757.

                                         Sincerely,

                                         /s/ John Y. Keffer
                                         John Y. Keffer
                                         Chairman

(1) The Fund also ranked #6 out of 105 funds for the year ended September 30, 2000. Three other funds had the same return for the one year period. iMoneyNet, Inc. was formerly IBC Financial Data, Inc.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
Independent Auditors' Report..................   2
Statements of Assets and Liabilities..........   3
Statements of Operations......................   4
Statements of Changes in Net Assets...........   5
Financial Highlights..........................   6
Notes to Financial Statements.................   7
FINANCIAL STATEMENTS OF CORE TRUST               9
  (DELAWARE)..................................

--------------------------------------------------------------------------------

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Monarch Funds

We have audited the accompanying statements of assets and liabilities of Treasury Cash Fund, Government Cash Fund, and Cash Fund, each a series of Monarch Funds (the Funds), as of August 31, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Fund, Government Cash Fund, and Cash Fund, as of August 31, 2000, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                         /s/ KPMG LLP

Boston, Massachusetts
October 6, 2000

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 August 31, 2000

                                                              TREASURY      GOVERNMENT
                                                                CASH           CASH            CASH
                                                                FUND           FUND            FUND
                                                            ------------   ------------   --------------
Assets
  Investment in Portfolios at value (Notes 1 and 2).......  $351,065,220   $663,584,841   $1,929,658,381
Liabilities
  Dividends payable.......................................        96,863     1,109,153           279,095
  Payable to Administrator (Note 3).......................        14,038        31,106            81,043
  Accrued expenses........................................       193,575       238,529         1,052,879
                                                            ------------   ------------   --------------
Total Liabilities.........................................       304,476     1,378,788         1,413,017
                                                            ------------   ------------   --------------
Net Assets................................................  $350,760,744   $662,206,053   $1,928,245,364
                                                            ============   ============   ==============
Components of Net Assets
  Paid in capital.........................................  $350,753,715   $662,286,147   $1,928,270,080
  Undistributed (distributions in excess of) net
     investment income....................................        12,850       (34,950)               --
  Accumulated net realized loss...........................        (5,821)      (45,144)          (24,716)
                                                            ------------   ------------   --------------
Net Assets................................................  $350,760,744   $662,206,053   $1,928,245,364
                                                            ============   ============   ==============
Net Assets by Class of Shares
  Universal Shares........................................  $  5,975,897   $225,696,882   $   70,450,694
  Institutional Shares....................................    30,480,141   400,417,700       863,603,429
  Investor Shares.........................................   314,304,706    36,091,471       994,191,241
                                                            ------------   ------------   --------------
Net Assets................................................  $350,760,744   $662,206,053   $1,928,245,364
                                                            ============   ============   ==============
Shares of Beneficial Interest
  Universal Shares........................................     5,975,897   225,748,346        70,451,176
  Institutional Shares....................................    30,474,555   400,446,432       863,619,773
  Investor Shares.........................................   314,303,264    36,091,370       994,199,128
Net Asset Value Per Share (Offering and Redemption
  Price Per Share)........................................  $       1.00   $      1.00    $         1.00

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS
 For the Year Ended August 31, 2000

                                                               TREASURY     GOVERNMENT
                                                                 CASH          CASH          CASH
                                                                 FUND          FUND          FUND
                                                              -----------   -----------   -----------
Net Investment Income Allocated from Portfolios
  Interest income...........................................  $18,061,528   $47,803,085   $99,882,365
  Net expenses..............................................     (403,815)    (940,201)    (1,833,884)
                                                              -----------   -----------   -----------
Net Investment Income Allocated from Portfolios (Note 2)....   17,657,713   46,862,884     98,048,481
                                                              -----------   -----------   -----------
Expenses
  Administration (Note 3)
     Universal Shares.......................................        2,907      121,828         38,231
     Institutional Shares...................................       21,367      273,009        465,124
     Investor Shares........................................      130,331        5,406        307,516
  Transfer Agent (Note 3)
     Universal Shares.......................................        8,514      148,735         47,620
     Institutional Shares...................................       94,681    1,111,098      1,882,030
     Investor Shares........................................      537,569       27,109      1,244,656
  Shareholder Services (Note 3)
     Institutional Shares...................................       85,468    1,092,034      1,860,497
     Investor Shares........................................      521,324       21,624      1,230,065
  Distribution -- Investor Shares (Note 3)..................      651,655       27,030      1,537,581
  Legal.....................................................        4,163       11,804         19,291
  Audit.....................................................        4,347        6,473         10,554
  Trustees..................................................        7,065       19,000         36,355
  Compliance................................................       28,151       14,550        241,977
  Miscellaneous.............................................       10,252       32,494         43,648
                                                              -----------   -----------   -----------
Total Expenses..............................................    2,107,794    2,912,194      8,965,145
  Fees waived (Note 4)......................................     (104,009)    (128,183)      (167,087)
                                                              -----------   -----------   -----------
Net Expenses................................................    2,003,785    2,784,011      8,798,058
                                                              -----------   -----------   -----------
Net Investment Income.......................................   15,653,928   44,078,873     89,250,423
Net Realized Gain (Loss) on Investments Allocated from
  Portfolios (Note 2).......................................          194        2,735         (5,573)
                                                              -----------   -----------   -----------
Net Increase in Net Assets from Operations..................  $15,654,122   $44,081,608   $89,244,850
                                                              ===========   ===========   ===========

See Notes to Financial Statements.
 4

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS
 For the Years Ended August 31, 1999 and 2000

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                   FUND              FUND              FUND
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 1998...............................  $   149,079,267   $   697,261,873   $   572,644,920
-------------------------------                               ---------------   ---------------   ---------------
Operations
  Net investment income.....................................        8,344,852        38,481,948        31,487,584
  Net realized gain (loss) on investments allocated from
    Portfolios..............................................           (6,015)           23,462              (540)
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations..................        8,338,837        38,505,410        31,487,044
                                                              ---------------   ---------------   ---------------
Distributions to Shareholders from
  Net investment income -- Universal Shares.................               --       (14,457,237)       (3,148,222)
  Net investment income -- Institutional Shares.............       (3,087,529)      (24,024,711)      (18,027,323)
  Net investment income -- Investor Shares..................       (5,244,477)               --       (10,312,039)
  Net realized gain on investments -- Universal Shares......               --                --                --
  Net realized gain on investments -- Institutional
    Shares..................................................           (2,466)               --                --
  Net realized gain on investments -- Investor Shares.......          (10,380)               --                --
                                                              ---------------   ---------------   ---------------
Total Distributions to Shareholders.........................       (8,344,852)      (38,481,948)      (31,487,584)
                                                              ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
  Sale of shares -- Universal Shares........................               --     4,992,484,737     1,617,048,054
  Sale of shares -- Institutional Shares....................    1,124,348,109     3,506,430,546     1,884,729,920
  Sale of shares -- Investor Shares.........................      942,002,721                --     1,768,540,044
  Reinvestment of distributions -- Universal Shares.........               --         8,688,552         2,084,403
  Reinvestment of distributions -- Institutional Shares.....          618,067        12,692,772        11,407,856
  Reinvestment of distributions -- Investor Shares..........        5,248,499                --        10,302,231
  Redemption of shares -- Universal Shares..................               --    (4,977,278,007)   (1,612,097,627)
  Redemption of shares -- Institutional Shares..............   (1,160,952,295)   (3,507,516,470)   (1,625,948,769)
  Redemption of shares -- Investor Shares...................     (772,580,277)               --    (1,691,175,653)
                                                              ---------------   ---------------   ---------------
Net Increase from Capital Transactions......................      138,684,824        35,502,130       364,890,459
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets..................................      138,678,809        35,525,592       364,889,919
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 1999 (including line (A))..........      287,758,076       732,787,465       937,534,839
--------------------------------------------------            ---------------   ---------------   ---------------
Operations
  Net investment income.....................................       15,653,928        44,078,873        89,250,423
  Net realized gain (loss) on investments allocated from
    Portfolios..............................................              194             2,735            (5,573)
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations..................       15,654,122        44,081,608        89,244,850
                                                              ---------------   ---------------   ---------------
Distributions to Shareholders from
  Net investment income -- Universal Shares.................         (339,053)      (13,952,557)       (4,465,977)
  Net investment income -- Institutional Shares.............       (2,266,106)      (29,512,239)      (51,589,852)
  Net investment income -- Investor Shares..................      (13,048,767)         (614,077)      (33,194,594)
                                                              ---------------   ---------------   ---------------
Total Distributions to Shareholders.........................      (15,653,926)      (44,078,873)      (89,250,423)
                                                              ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
  Sale of shares -- Universal Shares........................      940,765,898     5,120,325,506     1,785,175,725
  Sale of shares -- Institutional Shares....................      750,398,342     4,040,262,664     4,664,700,821
  Sale of shares -- Investor Shares.........................    1,826,331,425        82,825,736     2,503,871,391
  Reinvestment of distributions -- Universal Shares.........          339,053         9,133,703         3,847,672
  Reinvestment of distributions -- Institutional Shares.....          875,322        23,172,643        47,241,273
  Reinvestment of distributions -- Investor Shares..........       13,049,576           614,077        33,192,507
  Redemption of shares -- Universal Shares..................     (935,129,054)   (5,181,311,673)   (1,817,278,026)
  Redemption of shares -- Institutional Shares..............     (775,928,356)   (4,118,258,360)   (4,417,744,073)
  Redemption of shares -- Investor Shares...................   (1,757,699,734)      (47,348,443)   (1,812,291,192)
                                                              ---------------   ---------------   ---------------
Net Increase (Decrease) from Capital Transactions...........       63,002,472       (70,584,147)      990,716,098
                                                              ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.......................       63,002,668       (70,581,412)      990,710,525
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 2000 (including line (B))..........  $   350,760,744   $   662,206,053   $ 1,928,245,364
--------------------------------------------------            ===============   ===============   ===============
(A) Undistributed (distributions in excess of) net
  investment income, August 31, 1999........................  $        12,848   $       (34,950)  $            --
(B) Undistributed (distributions in excess of) net
  investment income, August 31, 2000........................  $        12,850   $       (34,950)               --

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                  SELECTED DATA FOR A SINGLE SHARE
                         ---------------------------------------------------
                         Beginning                                                            Net
                            Net                                                            Assets at
                           Asset                  Distributions     Ending                  End of
                           Value        Net         from Net      Net Asset                 Period
                            Per      Investment    Investment     Value Per    Total        (000's
 Year Ended August 31,     Share       Income        Income         Share      Return      Omitted)
-------------------------------------------------------------------------------------------------------
TREASURY CASH FUND
 Universal Shares
-------------------------------------------------------------------------------------------------------
       2000(d)             $1.00       $0.04         ($0.04)        $1.00       4.02%       $ 5,976
 Institutional Shares
-------------------------------------------------------------------------------------------------------
       2000                 1.00        0.05          (0.05)         1.00       5.47%        30,480
       1999                 1.00        0.04          (0.04)         1.00       4.50%        55,134
       1998                 1.00        0.05          (0.05)         1.00       5.11%        91,122
       1997                 1.00        0.05          (0.05)         1.00       4.98%        40,830
       1996                 1.00        0.05          (0.05)         1.00       5.15%        79,259
 Investor Shares
-------------------------------------------------------------------------------------------------------
       2000                 1.00        0.05          (0.05)         1.00       5.06%       314,305
       1999                 1.00        0.04          (0.04)         1.00       4.10%       232,624
       1998                 1.00        0.05          (0.05)         1.00       4.72%        57,957
       1997                 1.00        0.05          (0.05)         1.00       4.58%        30,118
       1996(c)              1.00        0.04          (0.04)         1.00       4.00%         3,980
GOVERNMENT CASH FUND
 Universal Shares
-------------------------------------------------------------------------------------------------------
       2000                 1.00        0.06          (0.06)         1.00       5.94%       225,697
       1999                 1.00        0.05          (0.05)         1.00       5.00%       277,548
       1998                 1.00        0.05          (0.05)         1.00       5.63%       253,644
       1997                 1.00        0.05          (0.05)         1.00       5.49%       230,410
       1996                 1.00        0.05          (0.05)         1.00       5.59%       248,986
 Institutional Shares
-------------------------------------------------------------------------------------------------------
       2000                 1.00        0.05          (0.05)         1.00       5.54%       400,418
       1999                 1.00        0.05          (0.05)         1.00       4.59%       455,239
       1998                 1.00        0.05          (0.05)         1.00       5.22%       443,618
       1997                 1.00        0.05          (0.05)         1.00       5.06%       245,157
       1996                 1.00        0.05          (0.05)         1.00       5.18%       256,244
 Investor Shares
-------------------------------------------------------------------------------------------------------
       2000(d)              1.00        0.04          (0.04)         1.00       3.68%        36,091
CASH FUND
 Universal Shares
-------------------------------------------------------------------------------------------------------
       2000                 1.00        0.06          (0.06)         1.00       6.04%        70,451
       1999                 1.00        0.05          (0.05)         1.00       5.09%        98,705
       1998                 1.00        0.06          (0.06)         1.00       5.65%        91,671
       1997                 1.00        0.05          (0.05)         1.00       5.43%        18,453
       1996                 1.00        0.05          (0.05)         1.00       5.53%         3,272
 Institutional Shares
-------------------------------------------------------------------------------------------------------
       2000                 1.00        0.06          (0.06)         1.00       5.65%       863,603
       1999                 1.00        0.05          (0.05)         1.00       4.68%       569,409
       1998                 1.00        0.05          (0.05)         1.00       5.24%       299,220
       1997                 1.00        0.05          (0.05)         1.00       5.07%       152,041
       1996                 1.00        0.05          (0.05)         1.00       5.22%        89,733
 Investor Shares
-------------------------------------------------------------------------------------------------------
       2000                 1.00        0.05          (0.05)         1.00       5.38%       994,191
       1999                 1.00        0.04          (0.04)         1.00       4.41%       269,421
       1998                 1.00        0.05          (0.05)         1.00       4.97%       181,754
       1997                 1.00        0.05          (0.05)         1.00       4.81%        76,480
       1996                 1.00        0.05          (0.05)         1.00       4.95%        32,731

                              RATIOS/SUPPLEMENTAL DATA
                         -----------------------------------
                                      Ratios to
                                 Average Net Assets
                         -----------------------------------
                                       Net
                           Net      Investment      Gross
 Year Ended August 31,   Expenses     Income     Expenses(a)
TREASURY CASH FUND
 Universal Shares
--------------------------------------------------------------------------------
       2000(d)             0.20%(b)    5.86%(b)     0.38%(b)
 Institutional Shares
--------------------------------------------------------------------------------
       2000                0.45%       5.30%        0.62%
       1999                0.45%       4.43%        0.62%
       1998                0.45%       5.00%        0.67%
       1997                0.45%       4.89%        0.66%
       1996                0.45%       5.01%        0.69%
 Investor Shares
--------------------------------------------------------------------------------
       2000                0.84%       5.01%        0.85%
       1999                0.83%       4.02%        0.89%
       1998                0.82%       4.62%        0.91%
       1997                0.83%       4.55%        0.97%
       1996(c)             0.83%(b)    4.50%(b)     1.33%(b)
GOVERNMENT CASH FUND
 Universal Shares
--------------------------------------------------------------------------------
       2000                0.20%       5.73%        0.24%
       1999                0.18%       4.88%        0.25%
       1998                0.18%       5.48%        0.26%
       1997                0.17%       5.35%        0.26%
       1996                0.19%       5.43%        0.28%
 Institutional Shares
--------------------------------------------------------------------------------
       2000                0.57%       5.41%        0.58%
       1999                0.57%       4.50%        0.59%
       1998                0.57%       5.09%        0.58%
       1997                0.57%       4.95%        0.57%
       1996                0.57%       5.06%        0.57%
 Investor Shares
--------------------------------------------------------------------------------
       2000(d)             0.85%(b)    5.70%(b)     0.97%(b)
CASH FUND
 Universal Shares
--------------------------------------------------------------------------------
       2000                0.20%       5.84%        0.23%
       1999                0.18%       4.99%        0.25%
       1998                0.18%       5.48%        0.29%
       1997                0.23%       5.32%        0.47%
       1996                0.27%       5.48%        0.43%
 Institutional Shares
--------------------------------------------------------------------------------
       2000                0.58%       5.55%        0.58%
       1999                0.57%       4.56%        0.60%
       1998                0.57%       5.11%        0.61%
       1997                0.57%       4.97%        0.60%
       1996                0.57%       5.10%        0.60%
 Investor Shares
--------------------------------------------------------------------------------
       2000                0.83%       5.40%        0.85%
       1999                0.83%       4.30%        0.85%
       1998                0.83%       4.86%        0.86%
       1997                0.83%       4.72%        0.85%
       1996                0.83%       4.68%        0.96%

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b)  Annualized.
(c)  Commenced operations on October 25, 1995.
(d)  Commenced operations on December 30, 1999.

See Notes to Financial Statements.
 6

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
 August 31, 2000

NOTE 1.  SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each, a "Fund"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows:


Treasury Cash Fund (Universal Shares)                   December 30, 1999
Treasury Cash Fund (Institutional Shares)                   July 12, 1993
Treasury Cash Fund (Investor Shares)                     October 25, 1995
Government Cash Fund (Universal Shares)                  October 29, 1992
Government Cash Fund (Institutional Shares)                 July 15, 1993
Government Cash Fund (Investor Shares)                  December 30, 1999
Cash Fund (Universal Shares)                             December 1, 1992
Cash Fund (Institutional Shares)                            July 15, 1993
Cash Fund (Investor Shares)                                 June 16, 1995

Subsequent to the date of these financial statements, Service Shares commenced operations in Cash Fund on September 7, 2000.

MASTER-FEEDER ARRANGEMENT Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each, a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of August 31, 2000, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 75.1%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 87.7%; and the percentage of Cash Portfolio owned by Cash Fund was 95.1%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES Each Fund records daily its pro rata share of its Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

CLASS SPECIFIC EXPENSES Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Board. Institutional Shares and Investor Shares incur shareholder

 MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
 August 31, 2000

servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 2000 certain Funds had capital loss carryovers available to offset future capital gains as follows:
Treasury Cash Fund - $5,819 expiring in 2008; Government Cash Fund - $3,926 expiring in 2005 and $40,840 expiring in 2006; Cash Fund - $6,210 expiring in 2004, $10,851 expiring in 2005 and $540 expiring in 2008.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the Fund's average daily net assets.

TRANSFER AGENT The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional Fund and class charges. In addition, FSS is paid $12,000 per fund plus $6,000 per Fund, for each class above one.

SHAREHOLDER SERVICE AGENT The Trust has adopted a shareholder servicing plan with respect to Institutional Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

NOTE 4.  WAIVER OF FEES

FAdS and FSS voluntarily waived a portion of their fees for the year ended August 31, 2000 as follows:
Investor Shares shareholder servicing fee: Treasury Cash Fund - $24,074, Government Cash Fund - $13,504, and Cash Fund - $99,907. Institutional Shares shareholder servicing fee: Treasury Cash Fund - $69,880, Government Cash
Fund - $29,195, and Cash Fund - $41,949. Universal Shares administration fee:
Treasury Cash Fund - $2,907. Universal Shares transfer agent fee: Treasury Cash Fund - $7,148, Government Cash Fund - $85,484 and Cash Fund - $25,231.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio, each a series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio as of August 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                         /s/ KPMG LLP

Boston, Massachusetts
October 6, 2000

 MONARCH FUNDS
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS -- TREASURY CASH PORTFOLIO
 August 31, 2000


    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
U.S. TREASURY BILLS (A) (79.9%)
$375,000,000   6.48%, 9/21/00...................  $373,677,083
                                                  ------------
REPURCHASE AGREEMENTS (20.1%)
  20,000,000   Banc of America Securities Corp.,
               6.40%, 9/1/00, to be repurchased
               at $20,003,556, collateralized by
               various U.S. Treasury
               Obligations......................    20,000,000
  40,000,000   Donaldson, Lufkin & Jenrette
               Securities Corp., 6.60%, 9/1/00,
               to be repurchased at $40,007,333;
               collateralized by various U.S.
               Treasury Obligations.............    40,000,000
  33,800,000   Salomon Smith Barney, 6.58%,
               9/1/00, to be repurchased at
               $33,806,178; collateralized by
               various U.S. Treasury
               Obligations......................    33,800,000
                                                  ------------
                     Total Repurchase Agreements    93,800,000
                                                  ------------
    Total Investments (100.0%) at Amortized Cost  $467,477,083
                                                  ============

(A)  Annualized yields at time of purchase.


See Notes to Financial Statements.
 10

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS -- GOVERNMENT CASH PORTFOLIO
 August 31, 2000


    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
U.S. GOVERNMENT SECURITIES (86.8%)
FEDERAL HOME LOAN BANK (B) (7.3%)
$ 30,000,000   6.62%, 10/12/00..................  $ 30,000,000
  25,000,000   6.67%, 4/12/01...................    25,000,000
                                                  ------------
                    Total Federal Home Loan Bank    55,000,000
                                                  ------------

FEDERAL HOME LOAN BANK -- DISCOUNT NOTES (A) (53.1%)
  50,000,000   6.70%, 1/24/01...................    48,713,125
  80,000,000   6.71%, 1/24/01...................    77,937,778
  60,000,000   6.71%, 2/2/01....................    58,359,900
 100,000,000   6.62%, 9/6/00....................    99,910,556
  50,000,000   6.68%, 9/15/00...................    49,874,097
  65,000,000   6.70%, 9/15/00...................    64,835,821
                                                  ------------
  Total Federal Home Loan Bank -- Discount Notes   399,631,277
                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION --
DISCOUNT NOTES (A) (9.9%)
  75,000,000   6.66%, 10/5/00...................    74,543,834
                                                  ------------

SMALL BUSINESS ADMINISTRATION (B) (8.5%)
     183,133   Pool #500545, 9.38%, 3/25/03.....       183,133
     403,014   Pool #501077, 8.00%, 11/25/14....       403,014
   1,834,224   Pool #501308, 8.00%, 10/25/15....     1,861,863
   1,472,766   Pool #501543, 7.88%, 7/25/16.....     1,473,325
     296,127   Pool #501628, 9.38%, 9/25/04.....       296,127
     569,899   Pool #501690, 7.63%, 12/25/16....       570,571
     873,405   Pool #501898, 7.75%, 7/25/17.....       875,288
   3,209,130   Pool #502150, 7.50%, 2/25/18.....     3,239,645
     188,143   Pool #502161, 7.50%, 2/25/18.....       188,143
   2,014,219   Pool #502208, 7.50%, 2/25/18.....     2,037,474
     260,749   Pool #502306, 7.50%, 2/25/18.....       260,749
   1,000,593   Pool #502613, 7.50%, 4/25/19.....     1,000,593
     606,823   Pool #503058, 7.38%, 7/25/15.....       606,823
   1,169,628   Pool #503082, 7.38%, 9/25/20.....     1,169,628
     714,183   Pool #503120, 7.38%, 10/25/20....       714,183
     347,846   Pool #503121, 7.38%, 9/25/15.....       347,846
   1,171,298   Pool #503232, 7.13%, 2/25/15.....     1,171,298
     523,376   Pool #503278, 7.13%, 2/25/21.....       523,402
   1,998,086   Pool #503431, 7.25%, 7/25/21.....     1,999,093
   1,647,687   Pool #503461, 7.25%, 9/25/21.....     1,648,356
     824,116   Pool #503472, 7.25%, 8/25/21.....       824,541
     608,246   Pool #503553, 7.13%, 11/25/21....       606,893
   2,812,514   Pool #503671, 7.13%, 3/25/22.....     2,812,514

    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------

SMALL BUSINESS ADMINISTRATION, CONCLUDED:
$  1,154,892   Pool #503754, 7.13%, 5/25/22.....  $  1,154,892
     763,635   Pool #503780, 7.13%, 3/25/22.....       764,624
   2,958,627   Pool #503882, 7.00%, 9/25/22.....     2,955,755
   1,486,117   Pool #503892, 7.13%, 7/25/22.....     1,488,824
   4,045,635   Pool #503909, 7.00%, 10/25/22....     4,043,513
   1,886,259   Pool #504015, 7.00%, 1/25/23.....     1,885,758
   3,472,953   Pool #504062, 7.00%, 2/25/23.....     3,472,953
   3,741,342   Pool #504074, 7.00%, 2/25/23.....     3,741,342
   1,534,946   Pool #504203, 7.13%, 7/25/13.....     1,539,554
   1,504,950   Pool #504269, 7.13%, 5/25/15.....     1,507,997
   1,081,162   Pool #504345, 7.13%, 5/25/18.....     1,081,162
   4,601,877   Pool #504366, 6.88%, 2/25/24.....     4,597,772
  11,273,569   Pool #504719, 7.13%, 7/25/24.....    11,273,569
                                                  ------------
             Total Small Business Administration    64,322,217
                                                  ------------

STUDENT LOAN MARKETING ASSOCIATION (B) (8.0%)
  30,000,000   6.82%, 7/26/01...................    30,000,000
  15,000,000   6.82%, 8/14/01...................    15,000,000
  15,000,000   6.76%, 2/21/01...................    15,000,000
                                                  ------------
        Total Student Loan Marketing Association    60,000,000
                                                  ------------
                Total U.S. Government Securities   653,497,328
                                                  ------------

REPURCHASE AGREEMENTS (13.2%)
  49,635,000   Bear, Stearns & Co., Inc., 6.70%,
               9/1/2000, to be repurchased at
               $49,644,238; collateralized by
               various U.S. Government Agency
               Securities.......................    49,635,000
  50,000,000   Goldman Sachs, 6.50%, 9/1/00, to
               be repurchased at $50,009,028;
               collateralized by various U.S.
               Government Agency Securities.....    50,000,000
                                                  ------------
                     Total Repurchase Agreements    99,635,000
                                                  ------------
    Total Investments (100.0%) at Amortized Cost  $753,132,328
                                                  ============

(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 2000.


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------


 SCHEDULE OF INVESTMENTS -- CASH PORTFOLIO
 August 31, 2000

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE
------------   --------------------------------  --------------

U.S. GOVERNMENT SECURITIES (5.3%)
FEDERAL HOME LOAN BANK (B) (0.9%)
$ 18,000,000   6.67%, 4/12/01..................  $   18,000,000
                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (B) (1.5%)
  30,000,000   6.72%, 5/10/01..................      30,000,000
                                                 --------------
SMALL BUSINESS ADMINISTRATION (B) (1.7%)
     149,279   Pool #500536, 8.50%, 5/25/13....         149,906
     255,944   Pool #500730, 9.38%, 2/25/04....         255,944
     481,897   Pool #501733, 7.50%, 2/25/17....         486,012
     670,314   Pool #501989, 7.63%, 10/25/12...         671,574
      91,619   Pool #502914, 7.50%, 3/25/15....          91,619
   1,391,382   Pool #503121, 7.38%, 8/25/15....       1,391,382
   2,021,034   Pool #503429, 7.25%, 6/25/16....       2,021,034
     411,922   Pool #503461, 7.25%, 9/25/21....         412,111
   2,240,874   Pool #503553, 7.13%, 11/25/21...       2,235,294
   1,732,338   Pool #503754, 7.13%, 5/25/22....       1,732,338
   2,827,379   Pool #503882, 7.00%, 9/25/22....       2,824,539
   3,198,234   Pool #503912, 7.00%, 10/25/22...       3,196,485
   3,603,538   Pool #504015, 7.00%, 1/25/23....       3,602,470
  14,499,330   Pool #504366, 6.88%, 2/26/24....      14,486,016
                                                 --------------
            Total Small Business Administration      33,556,724
                                                 --------------
STUDENT LOAN MARKETING ASSOCIATION (B) (1.2%)
  25,000,000   6.77%, 2/1/01...................      25,007,096
                                                 --------------
               Total U.S. Government Securities     106,563,820
                                                 --------------
COMMERCIAL PAPER (55.5%)
  50,000,000   Associates First Capital Corp.,
               6.53%, 10/11/00.................      49,637,222
  75,000,000   AT & T Corp., 6.52%, 1/12/01....      73,193,417
  42,238,000   Avon Capital Corp., 6.59%,
               9/13/00.........................      42,145,217
  90,000,000   Coca Cola Co., 6.55%, 9/1/00....      90,000,000
  90,000,000   DaimlerChrysler AG, 6.50%,
               11/20/00........................      88,700,000
  90,000,000   Deutsche Bank Financial, Inc.,
               6.56%, 10/4/00..................      89,458,800
  90,000,000   General Electric Capital, 6.53%,
               1/25/01.........................      87,616,550
  90,000,000   General Motors Acceptance Corp.,
               6.53%, 1/26/01..................      87,600,225
  90,000,000   Goldman Sachs & Co., 6.64%,
               11/6/00.........................      88,904,400
  90,000,000   International Lease Financial
               Corp., 6.50%, 1/16/01...........      87,773,750
  90,000,000   Merrill Lynch & Co., Inc.,
               6.52%, 10/10/00.................      89,364,300
  90,000,000   Prudential Funding Corp., 6.60%,
               10/18/00........................      89,224,500
  90,000,000   Salomon Smith Barney, 6.58%,
               9/6/00..........................      89,917,750
  25,000,000   Transamerica Financial, 6.52%,
               1/8/01..........................      24,415,918
  46,486,000   Transamerica Financial, 6.52%,
               1/12/01.........................      45,366,256
                                                 --------------
                         Total Commercial Paper   1,123,318,305
                                                 --------------

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE
------------   --------------------------------  --------------

CORPORATE NOTES (B) (11.3%)
$ 95,000,000   Bank of America Corp., 6.67%,
               4/3/01..........................  $   95,000,000
  50,000,000   Bear, Stearns & Co., Inc.,
               6.67%, 1/5/01...................      50,000,000
  25,000,000   Bear, Stearns & Co., Inc.,
               6.84%, 4/6/01...................      25,000,000
  20,000,000   Bear, Stearns & Co., Inc.,
               7.03%, 7/26/01..................      20,000,000
  10,000,000   Salomon Smith Barney Holdings,
               6.79%, 4/30/01..................      10,001,808
  30,000,000   Unilever Capital Corp, 6.65%,
               9/7/01..........................      30,000,000
                                                 --------------
                          Total Corporate Notes     230,001,808
                                                 --------------

REPURCHASE AGREEMENTS (27.9%)
  43,910,000   Bear Stearns & Co., Inc., 6.70%,
               9/1/00, to be repurchased at
               $43,918,172; collateralized by
               various U.S. Government Agency
               Securities......................      43,910,000
 170,000,000   Bear Stearns & Co., Inc., 6.57%,
               9/5/00, to be repurchased at
               $170,217,175; collateralized by
               various U.S. Government Agency
               Securities......................     170,000,000
 170,000,000   Donaldson Lufkin Jenrette, 6.57%
               9/5/00, to be repurchased at
               $170,217,175; collateralized by
               various U.S. Government Agency
               Securities......................     170,000,000
  31,000,000   Goldman Sachs, 6.50%, 9/1/00, to
               be repurchased at $31,005,597;
               collateralized by various U.S.
               Government Agency Securities....      31,000,000
 150,000,000   Salomon Smith Barney, 6.70%,
               9/1/00, to be repurchased at
               $150,027,917; collateralized by
               various U.S. Government Agency
               Securities......................     150,000,000
                                                 --------------
                    Total Repurchase Agreements     564,910,000
                                                 --------------
   Total Investments (100.0%) at Amortized Cost  $2,024,793,933
                                                 ==============

(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 2000.


See Notes to Financial Statements.
 12

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF ASSETS AND LIABILITIES -- PORTFOLIOS
 August 31, 2000

                                                              TREASURY      GOVERNMENT
                                                                CASH           CASH            CASH
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                            ------------   ------------   --------------
Assets
  Investments (Note 2)
     Securities at amortized cost.........................  $373,677,083   $653,497,328   $1,459,883,933
     Repurchase agreements at cost........................    93,800,000    99,635,000       564,910,000
                                                            ------------   ------------   --------------
  Total Investments, at Amortized Cost....................   467,477,083   753,132,328     2,024,793,933
  Cash....................................................        10,445        19,425            25,849
  Interest and other receivables..........................        17,067     3,570,615         4,263,379
                                                            ------------   ------------   --------------
Total Assets..............................................   467,504,595   756,722,368     2,029,083,161
                                                            ------------   ------------   --------------
Liabilities
  Payable to Adviser (Note 3).............................        12,950        22,908            55,855
  Payable to Administrator (Note 3).......................        19,790        35,007            85,355
  Accrued expenses and other liabilities..................        24,674        36,413            61,008
                                                            ------------   ------------   --------------
Total Liabilities.........................................        57,414        94,328           202,218
                                                            ------------   ------------   --------------
Net Assets................................................  $467,447,181   $756,628,040   $2,028,880,943
                                                            ============   ============   ==============

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- PORTFOLIOS
 For the Year Ended August 31, 2000

                                                               TREASURY     GOVERNMENT
                                                                 CASH          CASH           CASH
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                              -----------   -----------   ------------
Investment Income
  Interest income...........................................  $24,783,322   $52,030,135   $105,366,476
                                                              -----------   -----------   ------------
Expenses
  Investment advisory (Note 3)..............................      140,443      288,058         565,516
  Administration (Note 3)...................................      212,726      436,043         857,926
  Custody...................................................       94,568      194,285         380,481
  Accounting (Note 3).......................................       49,500       49,500          49,500
  Legal.....................................................        3,628        8,154          13,326
  Audit.....................................................       13,347       17,250          24,324
  Trustees..................................................        3,463        7,650          14,074
  Amortization of organization costs (Note 2)...............          239        4,390           1,187
  Miscellaneous.............................................       36,411       16,419          29,815
                                                              -----------   -----------   ------------
Total Expenses..............................................      554,325    1,021,749       1,936,149
                                                              -----------   -----------   ------------
Net Investment Income.......................................   24,228,997   51,008,386     103,430,327
Net Realized Gain (Loss) on Investments Sold................          194        3,028          (5,850)
                                                              -----------   -----------   ------------
Net Increase in Net Assets Resulting from Operations........  $24,229,191   $51,011,414   $103,424,477
                                                              ===========   ===========   ============

See Notes to Financial Statements.
 14

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- PORTFOLIOS
 For the Years Ended August 31, 1999 and 2000

                                                           TREASURY         GOVERNMENT
                                                             CASH              CASH              CASH
                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 1998.........................  $   264,844,947   $   717,124,357   $   607,340,844
-----------------------------------                     ---------------   ---------------   ---------------
Operations
  Net investment income...............................       14,338,620        43,247,634        38,566,190
  Net realized gain (loss) on investments sold........          (11,696)           24,483              (663)
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............       14,326,924        43,272,117        38,565,527
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................    1,235,422,406     2,886,646,104     2,464,999,269
  Withdrawals.........................................   (1,121,452,949)   (2,863,580,162)   (2,074,003,392)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...      113,969,457        23,065,942       390,995,877
                                                        ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.................      128,296,381        66,338,059       429,561,404
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 1999.........................      393,141,328       783,462,416     1,036,902,248
----------------------------------                      ---------------   ---------------   ---------------
Operations
  Net investment income...............................       24,228,997        51,008,386       103,430,327
  Net realized gain (loss) on investments sold........              194             3,028            (5,850)
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............       24,229,191        51,011,414       103,424,477
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................    2,068,127,015     3,688,015,715     3,662,395,443
  Withdrawals.........................................   (2,018,050,353)   (3,765,861,505)   (2,773,841,225)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...       50,076,662       (77,845,790)      888,554,218
                                                        ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.................       74,305,853       (26,834,376)      991,978,695
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2000.........................  $   467,447,181   $   756,628,040   $ 2,028,880,943
-----------------------------------                     ===============   ===============   ===============

See Notes to Financial Statements.
                                                                              15
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 MONARCH FUNDS
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--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 August 31, 2000

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has five diversified investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each, a "Portfolio"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Portfolio may invest in repurchase agreements. Each of the Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always equals or exceeds the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

ORGANIZATION COSTS The costs incurred by each Portfolio in connection with their organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 August 31, 2000

PLACEMENT AGENT Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

OTHER SERVICE PROVIDER Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus certain additional charges.

NOTE 4.  INCOME AND EXPENSE RATIOS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers.

                                                                RATIOS TO AVERAGE NET ASSETS
                                                              --------------------------------
                                                                 NET
                                                              INVESTMENT     NET       GROSS
                                                                INCOME     EXPENSES   EXPENSES
                                                              ----------   --------   --------
Treasury Cash Portfolio
  Year Ended August 31, 2000................................    5.69%        0.13%      0.13%
  Year Ended August 31, 1999................................    4.69%        0.14%      0.14%
  Year Ended August 31, 1998................................    5.34%        0.15%      0.17%
  Year Ended August 31, 1997................................    5.20%        0.15%      0.18%
  Year Ended August 31, 1996................................    5.30%        0.15%      0.20%

Government Cash Portfolio
  Year Ended August 31, 2000................................    5.85%        0.12%      0.12%
  Year Ended August 31, 1999................................    4.94%        0.12%      0.12%
  Year Ended August 31, 1998................................    5.52%        0.13%      0.13%
  Year Ended August 31, 1997................................    5.38%        0.14%      0.14%
  Year Ended August 31, 1996................................    5.49%        0.14%      0.14%

Cash Portfolio
  Year Ended August 31, 2000................................    6.03%        0.11%      0.11%
  Year Ended August 31, 1999................................    5.00%        0.12%      0.12%
  Year Ended August 31, 1998................................    5.55%        0.13%      0.13%
  Year Ended August 31, 1997................................    5.45%        0.15%      0.15%
  Year Ended August 31, 1996................................    5.50%        0.15%      0.16%

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